Filed with the Securities and Exchange Commission on May 5, 2014

1933 Act Registration File No. 333-190020
1940 Act File No. 811-22871

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933	☒
Pre-Effective Amendment No. __	☐
Post-Effective Amendment No. 3	☒
and
REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940	☒
Amendment No. 4	☒

(Check appropriate box or boxes.)
HCIM Trust
(Exact Name of Registrant as Specified in Charter)

c/o U.S. Bancorp Fund Services, LLC
P.O. Box 701
Milwaukee, Wisconsin 53201-0701
(Address of Principal Executive Offices) (Zip Code)

1-866-388-6292
(Registrant’s Telephone Number, Including Area Code)

David B. Perkins
Hatteras Capital Investment Management, LLC
8540 Colonnade Center Drive, Suite 401
Raleigh, North Carolina 27615
(Name and Address of Agent for Service)

WITH A COPY TO:
Joshua B. Deringer, Esq.
Drinker Biddle & Reath LLP
One Logan Square, Ste. 2000
Philadelphia, PA 19103-6996

It is proposed that this filing will become effective

☒	immediately upon filing pursuant to paragraph (b)
☐	on __________ pursuant to paragraph (b)
☐	60 days after filing pursuant to paragraph (a)(1)
☐	on __________ pursuant to paragraph (a)(1)
☐	75 days after filing pursuant to paragraph (a)(2)
☐	on __________ pursuant to paragraph (a)(2) of Rule 485.

If appropriate, check the following box

[ ]	This post-effective amendment designates a new effective date for a previously filed post-effective amendment.

Explanatory Note: This Post-Effective Amendment (“PEA”) No. 3 to the HCIM Trust’s (the “Trust”) Registration Statement on Form N-1A hereby incorporates Parts A, B and C from the Trust’s Post-Effective Amendment No. 2 on Form N-1A filed April 30, 2014.  This PEA No. 3 is filed for the sole purpose of submitting the XBRL exhibit for the risk return summary first provided in Post-Effective Amendment No. 2 to the Trust’s Registration Statement for its series: Hatteras PE Intelligence Fund and Hatteras Disciplined Opportunity Fund.

SIGNATURES

        Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it meets all of the requirements for effectiveness of this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A under Rule 485(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 3 to its Registration Statement on Form N-1A to be signed below on its behalf by the undersigned, duly authorized, in the City of Raleigh and the State of North Carolina, on May 5, 2014.

HCIM Trust

By: /s/ David B. Perkins
       David B. Perkins
       President and Chief Executive Officer

Pursuant to the requirements of the Securities Act of 1933, as amended, this Post-Effective Amendment No. 3 to the Registrant’s Registration Statement has been signed below by the following persons in the capacities and on the dates indicated.

Signature	Title	Date

/s/ H. Alexander Holmes*	Independent Trustee	May 5, 2014
H. Alexander Holmes

/s/ Thomas Mann*	Independent Trustee	May 5, 2014
Thomas Mann

/s/ Steve E. Moss*	Independent Trustee	May 5, 2014
Steve E. Moss

/s/ Gregory S. Sellers*	Independent Trustee	May 5, 2014
Gregory S. Sellers

/s/ Robert Lance Baker	Treasurer and Chief Financial Officer	May 5, 2014
Robert Lance Baker

/s/ David B. Perkins	Interested Trustee, President and Chief Executive Officer	May 5, 2014
David B. Perkins

*By: /s/ J. Michael Fields J. Michael Fields, Secretary	Attorney-in-Fact pursuant to Power of Attorney previously filed with the Registration Statement on Form N-1A on November 4, 2013 and incorporated herein by reference	May 5, 2014

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EXHIBIT LIST

Exhibit	Exhibit No.
Instance Document	EX-101.INS
Schema Document	EX-101.SCH
Calculation Linkbase Document	EX-101.CAL
Definition Linkbase Document	EX-101.DEF
Label Linkbase Document	EX-101.LAB
Presentation Linkbase Document	EX-101.PRE

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